WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity for the years ended December 31, 2022 and 2021 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	8,403,603	$0.327	2.04	$14,804,944
Granted	2,714,351	$19.50
Exercised	-
Expired/Canceled/Exchanged	(8,365,013)	$0.15
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Granted	7,042,525	$5.50
Exercised	-
Expired/Canceled/Exchanged	(37,756)	$40.00
Outstanding at December 31, 2022	9,757,710	$5.61	4.14	$635
Exercisable at December 31, 2022	9,757,710	$5.61	4.14	$635

Warrant [Member]
SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE
Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	0.08	834
5.50-7.5282	9,756,876	4.14	9,756,876
	9,757,710	4.14	9,757,710